Flight Equipment Held for Operating Leases	9 Months Ended
Sep. 30, 2014
Flight Equipment Held for Operating Leases
Flight Equipment Held for Operating Leases

9. Flight Equipment Held for Operating Leases

        As of September 30, 2014, we owned 893 aircraft. Movements in flight equipment held for operating leases during the periods presented were as follows:

	Successor	Predecessor
	Period beginning February 5, 2014 and ending September 30, 2014	Period beginning January 1, 2014 and ending May 13, 2014	Year Ended December 31, 2013
	(Dollars in thousands)	(Dollars in thousands)
Net book value at beginning of period	$—	$32,453,037	$34,468,309
AerCap Transaction	23,990,991	—	—
Additions	728,062	596,939	2,094,171
Depreciation	(548,080)	(666,134)	(1,850,303)
Impairment	(1,871)	(28,630) (a)	(1,378,434) (a)
Disposals	(563,031)	(132,936)	(287,932)
Transfers to Net investment in finance and sales-type leases/Inventory	(86,343)	(116,276)	(592,774)

Net book value at end of period	$23,519,728	$32,106,000	$32,453,037

Accumulated depreciation at September 30, 2014, May 13, 2014, December 31, 2013, respectively	$542,203	$14,692,388	$14,121,522
(a)
Excludes impairments of $20,617 and $22,966 recorded on certain lease related assets for the period beginning January 1, 2014 and ending May 13, 2014 and the year ended December 31, 2013, respectively.